Share-Based Payment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Stock based compensation expense	$ 1,148	$ 1,129	$ 1,697
Stock options exercised		2,726
Non-Controlling Interest [Member]
Statement Line Items [Line Items]
Balance
Value of IOX options relating to pre-acquisition services	7,364
Stock based compensation expense	1,111
Stock options exercised
Balance	8,475
Stock Option Reserve [Member]
Statement Line Items [Line Items]
Balance	267	1,706
Value of IOX options relating to pre-acquisition services
Stock based compensation expense	57	193	404
Stock options exercised		(1,632)
Balance	$ 324	$ 267	$ 1,706